Fresh Start Accounting - Valuation Process (Details) - Noble Finance Company [Member] - Long-term drilling services contracts $ in Millions	Feb. 05, 2021 USD ($)
Reorganization, Chapter 11 [Line Items]
Intangible Assets, Amount Above Fair Value	$ 113.4
Measurement Input, Discount Rate
Reorganization, Chapter 11 [Line Items]
Intangible Assets, Measurement Input	0.17